Employee Benefits - Stock Option Transactions (Detail) - 12 months ended Dec. 31, 2017	€ / shares shares	€ / shares $ / shares shares	$ / shares shares
Euro [Member]
Number of shares
Outstanding, January 1, 2017	323,801	323,801
Granted	0	0
Exercised	(115,606)	(115,606)
Forfeited	(399)	(399)
Expired	0	0
Outstanding, December 31, 2017	207,796	207,796
Exercisable, December 31, 2015	203,866	203,866	203,866
Weighted average fair value at grant date (EUR and USD-denominated)
Outstanding, January 1, 2017 | € / shares	€ 36.61
Granted | € / shares	0.00
Exercised | € / shares	25.11
Forfeited | € / shares	55.11
Expired | € / shares	0.00
Outstanding, December 31, 2017 | € / shares	42.97
Exercisable, Weighted average exercise price | € / shares	€ 42.30	€ 42.30
USD denominated [Member]
Number of shares
Outstanding, January 1, 2017	165,597	165,597
Granted	0	0
Exercised	(46,938)	(46,938)
Forfeited	0	0
Expired	0	0
Outstanding, December 31, 2017	118,659	118,659
Exercisable, December 31, 2015	117,429	117,429	117,429
Weighted average fair value at grant date (EUR and USD-denominated)
Outstanding, January 1, 2017 | $ / shares		€ 58.18
Granted | $ / shares		0.00
Exercised | $ / shares		47.11
Forfeited | $ / shares		0.00
Expired | $ / shares		0.00
Outstanding, December 31, 2017 | $ / shares		€ 62.56
Exercisable, Weighted average exercise price | $ / shares			$ 62.29